Columbia Funds Series Trust II
225 Franklin Street
Boston, MA 02110
January 4, 2021
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:	Columbia Funds Series Trust II (the Registrant) Columbia Emerging Markets Bond Fund
Post-Effective Amendment No. 217 File No. 333-131683 /811-21852
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund do not differ from that contained in Registrant’s Post-Effective Amendment No. 217 (Amendment). This Amendment was filed electronically on December 23, 2020.
If you have any questions, please contact either me at (212) 850-1703 or Andrew Kirn at (612) 678-9052.
Sincerely,
Joseph D'Alessandro Assistant Secretary Columbia Funds Series Trust II